DERIVATIVE FINANCIAL INSTRUMENTS - Cost of Hedging (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at 1 January	£ 0
Transfers to cost of hedging reserve:	22
Transfers out of cost of hedging reserve:	(1)
Tax	(1)
Balance at 31 December	20
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	24
Transfers out of cost of hedging reserve:	(1)
Cash flow hedges | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	24
Transfers out of cost of hedging reserve:	(1)
Cash flow hedges | Equity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	0
Transfers out of cost of hedging reserve:	0
Cash flow hedges | Time-period related | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	24
Transfers out of cost of hedging reserve:	(1)
Cash flow hedges | Time-period related | Equity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	0
Transfers out of cost of hedging reserve:	0
Cash flow hedges | Transaction-related | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	0
Transfers out of cost of hedging reserve:	0
Cash flow hedges | Transaction-related | Equity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	0
Transfers out of cost of hedging reserve:	0
Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	(2)
Fair value hedges | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	(2)
Fair value hedges | Time-period related | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	(2)
Fair value hedges | Transaction-related | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers to cost of hedging reserve:	£ 0